Segment Information Operations (Table) (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Aug. 29, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue		$ 231,361	$ 211,652	$ 190,524
Management fees		(68,871)	(67,310)	(59,209)
Interest expense and finance cost, net		(42,766)	(38,225)	(31,247)
Depreciation and amortization		(58,334)	(72,760)	(92,370)
Net (loss)/ income		(13,081)	(14,851)	$ (52,549)
Total assets		1,314,133	1,305,302
Capital expenditures		(118,755)	(276,904)
Investment in affiliates		66,296	52,122
Cash and cash equivalents		58,590	24,047
Restricted cash		2,865	5,886
Long-term borrowings (including current and non-current portion), net		507,485	493,463
Navios Partners Operations
Segment Reporting Information [Line Items]
Revenue		231,361	199,297
Management fees		(68,871)	(62,595)
Interest expense and finance cost, net		(42,766)	(37,647)
Depreciation and amortization		(58,334)	(67,885)
Net (loss)/ income		(13,081)	(15,089)
Total assets		1,314,133	1,305,302
Capital expenditures		(118,755)	(217,019)
Investment in affiliates		66,296	52,122
Cash and cash equivalents		58,590	24,047
Restricted cash		2,865	5,886
Long-term borrowings (including current and non-current portion), net		$ 507,485	$ 493,463
Navios Containers Operations
Segment Reporting Information [Line Items]
Revenue	$ 12,355
Management fees	(4,715)
Interest expense and finance cost, net	(767)
Depreciation and amortization	(4,875)
Net (loss)/ income	593
Total assets	0
Capital expenditures	(59,885)
Investment in affiliates	0
Cash and cash equivalents	0
Restricted cash	0
Long-term borrowings (including current and non-current portion), net	0
Navios Containers Operations | Eliminations
Segment Reporting Information [Line Items]
Revenue	0
Management fees	0
Interest expense and finance cost, net	189
Depreciation and amortization	0
Net (loss)/ income	(355)
Total assets	0
Capital expenditures	0
Investment in affiliates	0
Cash and cash equivalents	0
Restricted cash	0
Long-term borrowings (including current and non-current portion), net	$ 0